Related party transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Related party transactions
Total compensation paid to key management	$ 264,958	$ 263,957	$ 1,217,671	$ 774,624
Share based payments	$ 204,898	$ 15,436	$ 386,938	$ 244,641